SHARE-BASED PAYMENT - Options (Details)	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 shares	May 12, 2023 shares
SHARE-BASED PAYMENTS
Registration statement number of shares | shares			1,700,000
Exercise price	$ 4.55
Directors and Sr. Management
SHARE-BASED PAYMENTS
Exercise price	4.55
Junior Management
SHARE-BASED PAYMENTS
Exercise price	$ 5.55
Options incentive Plan
SHARE-BASED PAYMENTS
Shares in reference to the share-based incentives | shares		93,600
Vesting period	3 years
Options that vest every 12 months (as a percent)	0.33%
Period of weighted average price ("VWAP") of the ordinary shares for cashless basis exercise	20 days
Options incentive Plan | Directors and Sr. Management
SHARE-BASED PAYMENTS
Shares in reference to the share-based incentives | $	1,200,000
Options incentive Plan | Junior Management
SHARE-BASED PAYMENTS
Shares in reference to the share-based incentives | $	100,000
Exercise price	$ 5.55